Cover	Jan. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2022
Entity File Number	000-53230
Entity Registrant Name	REGENEREX PHARMA, INC.
Entity Central Index Key	0001357878
Entity Tax Identification Number	98-0479983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive #177
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	(702)
Local Phone Number	273-3772
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Peptide Technologies, Inc.